CONSOLIDATED BALANCE SHEETS - FREYR AS kr in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current assets
Cash and cash equivalents	$ 15,768	$ 14,749	$ 179
Restricted cash	280	196	78
Prepaid assets	2,007	464	15
VAT receivable	190	442	183
Total current assets	18,251	15,851	455
Property and equipment, net	112	80	19
Total assets	18,375	15,931	474
Current liabilities
Accounts payable	1,980	888	733
Accrued liabilities	1,730	2,153	442
Accounts payable and accrued liabilities - related party	481	322	75
Deferred income	1,372	0
Redeemable preferred shares	15,069	7,574
Total current liabilities	20,632	10,937	1,250
Warrant liability			93
Convertible debt - related party			80
Other long-term liabilities	0	38
Total liabilities	20,632	10,975	1,423
Commitments and contingencies (Note 5)
Shareholders' equity (deficit)
Ordinary share capital, NOK 0.01 par value, 209,196,827 shares authorized, issued and outstanding as of March, 31, 2021 and December 31, 2020	238	238	143
Additional paid in capital	19,562	14,945	192
Accumulated other comprehensive income (loss)	715	658	(4)
Accumulated deficit	(22,772)	(10,885)	(1,280)
Total shareholders' equity (deficit)	(2,257)	4,956	(949)
Total liabilities and shareholders' equity (deficit)	$ 18,375	$ 15,931	$ 474